Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 864	$ 624
Trade accounts receivable	1,582	1,751
Other accounts receivable	715	650
Inventories	1,485	1,789
Assets Held for Sale and Other Current Assets	370	191
Total current assets	5,016	5,005
NON-CURRENT ASSETS
Investments in associates and joint ventures	753	729
Other investments and non-current accounts receivable	256	340
Property, machinery and equipment, net and assets for the right-of-use, net	11,240	12,466
Goodwill and intangible assets, net	9,361	9,530
Deferred income tax assets	673	363
Total non-current assets	22,283	23,428
TOTAL ASSETS	27,299	28,433
CURRENT LIABILITIES
Current debt	189	25
Other current financial obligations	927	950
Trade accounts payable	3,090	3,109
Income tax payable	469	1,082
Other current liabilities	1,326	1,620
Liabilities related to assets held for sale	91	0
Total current liabilities	6,092	6,786
NON-CURRENT LIABILITIES
Non-current debt	5,340	6,203
Other non-current financial obligations	902	986
Pensions and other post-employment benefits	559	735
Deferred income tax liabilities	548	443
Other non-current liabilities	1,381	1,164
Total non-current liabilities	8,730	9,531
TOTAL LIABILITIES	14,822	16,317
Controlling interest:
Common stock and additional paid-in capital	7,699	7,699
Other equity reserves and subordinated notes	(770)	(363)
Retained earnings	5,247	4,428
Total controlling interest	12,176	11,764
Non-controlling interest	301	352
TOTAL STOCKHOLDERS' EQUITY	12,477	12,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 27,299	$ 28,433